Goodwill - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 12
Goodwill, impaired, accumulated impairment loss	242	264
Europe, MEA and APAC
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	198	209
LATAM
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	$ 44	$ 55